Fee and commission income (Tables)	6 Months Ended
Jun. 30, 2019
Fee and commission income (expense) [abstract]
Total fees in scope of IFRS 15 Revenues from Contracts with Customers

Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
Half year ended 30.06.19	£m	£m	£m	£m
Fee type
Transactional	185	1,168	-	1,353
Advisory	364	41	-	405
Brokerage and execution	512	24	-	536
Underwriting and syndication	1,240	-	-	1,240
Other	62	124	16	202
Total revenue from contracts with customers	2,363	1,357	16	3,736
Other non-contract fee income	54	-	-	54
Fee and commission income	2,417	1,357	16	3,790
Fee and commission expense	(350)	(611)	-	(961)
Net fee and commission income	2,067	746	16	2,829

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
Half year ended 30.06.18	£m	£m	£m	£m
Fee type
Transactional	185	1,072	-	1,257
Advisory	340	37	-	377
Brokerage and execution	553	30	-	583
Underwriting and syndication	1,368	-	-	1,368
Other	3	78	16	97
Total revenue from contracts with customers	2,449	1,217	16	3,682
Other non-contract fee income	55	-	-	55
Fee and commission income	2,504	1,217	16	3,737
Fee and commission expense	(337)	(538)	-	(875)
Net fee and commission income	2,167	679	16	2,862